Cover	Jul. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2026
Entity File Number	000-53461
Entity Registrant Name	HIGH WIRE NETWORKS, INC.
Entity Central Index Key	0001413891
Entity Tax Identification Number	81-5055489
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Sundial Circle
Entity Address, Address Line Two	Unit 17C
Entity Address, City or Town	Scottsdale,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85331
City Area Code	800
Local Phone Number	434-1012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false